Offerings - Offering: 1	Aug. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	5,770,335
Proposed Maximum Offering Price per Unit	5.57
Maximum Aggregate Offering Price	$ 32,140,765.95
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,438.64
Offering Note	The amount registered represents an aggregate of 5,770,335 shares of ImageneBio, Inc.'s (the "Registrant's") common stock, par value $0.001 per share (the "Common Stock"), which may be issued upon the exercise of pre-funded warrants, held by the selling stockholders named in the prospectus that forms a part of this registration statement this "Registration Statement"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the Registration Statement on Form S-3 to which this exhibit is a part (the "Registration Statement") shall also cover any additional shares of Common Stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction. The proposed maximum aggregate offering price per unit and proposed maximum aggregate offering price is estimated in accordance with Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee, and are based upon the average of the high and low prices of the Common Stock on July 31, 2026, as reported on the Nasdaq Capital Market.